Note 22 - Other Liabilities - Plan Assets (Details) - Post-employment benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Funded
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	$ 159,528	$ 176,309
Translation differences	6,635	(356)
Benefits paid	(10,374)	(14,530)
At the end of the year	$ 116,617	$ 159,528
Equity instruments	28.80%	49.20%
Debt instruments	67.20%	46.70%
Others	4.00%	4.10%
Fair value of funded post-employment benefits [member]
Disclosure of defined benefit plans [line items]
Values at the beginning of the year	$ (160,504)	$ (157,335)
Translation differences	6,639	(250)
Return on plan assets	(4,319)	(3,793)
Remeasurements	20,987	(10,817)
Contributions paid to the plan	(435)	(3,338)
Benefits paid	(10,374)	(14,530)
Other	416	499
At the end of the year	$ (126,842)	$ (160,504)